Document and Entity Information	12 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	LIONS GATE ENTERTAINMENT CORP /CN/
Entity Central Index Key	0000929351
Document Type	8-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false